DISPOSITIONS	6 Months Ended
Jun. 30, 2024
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in the six months ended June 30, 2024
For the six-month period ended June 30, 2024, the company did not recognize any gains or losses on dispositions.
(b)Dispositions completed in the six months ended June 30, 2023
Dealer software and technology services operation
On May 1, 2023, the company’s dealer software and technology services operation completed the sale of its non-core division servicing the heavy equipment sector for consideration of approximately $490 million, resulting in a gain of $87 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/ dispositions, net.
Power delivery business
During February 2023, the company’s nuclear technology services operation, which was subsequently sold in November 2023, completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a gain of $14 million recorded in the unaudited interim condensed consolidated statements of operating results. See Note 9 for additional information.